Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and expenses as of and during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. The Company assesses estimates on an ongoing basis; however, actual results could materially differ from those estimates. Significant estimates and assumptions reflected within these condensed consolidated financial statements include, but are not limited to, prepaid and accrued research and development expenses, including those related to contract research organizations (CROs), contract development manufacturing organizations (CDMOs), and other third-party vendors, and the valuation of the Company’s common stock prior to the Merger, stock-based awards, and the fair value of Convertible Notes (as defined in Note 4, Fair Value Measurements), which converted to common stock upon close of the Merger. Changes in estimates are recorded in the period in which they become known.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and expenses as of and during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. The Company assesses estimates on an ongoing basis; however, actual results could materially differ from those estimates. Significant estimates and assumptions reflected within these financial statements include, but are not limited to, prepaid and accrued research and development expenses, including those related to contract research organizations, or CROs, contract development manufacturing organizations, or CDMOs, and other third-party vendors, and the valuation of the Company’s common stock, stock- based awards, and Convertible Notes. Changes in estimates are recorded in the period in which they become known.

Concentration of Credit Risk and of Significant Suppliers

Concentration of Credit Risk and of Significant Suppliers

The Company’s cash and cash equivalents represent potential concentrations of credit risk. The Company deposits its cash and cash equivalents in financial institutions in amounts that may exceed federally insured limits, has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

The following table presents information about the Company’s significant suppliers:

	For the Three Months Ended		For the Six Months Ended		As of	As of
	June 30,		June 30,		June 30,	December 31,
	2025	2024	2025	2024	2025	2024

	% of operating expenses		% of operating expenses		% of accounts payable
Vendor A	45%	68%	41%	61%	14%	43%

The Company’s preclinical studies and clinical trials and testing could be adversely affected by a significant interruption in the supply chain from its significant suppliers.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments, with an original maturity of three months or less, to be cash equivalents. Cash equivalents include amounts held in money market funds in the amount of $19.6 million and $31.3 million as of June 30, 2025 and December 31, 2024, respectively.

The Company recorded interest income on its cash equivalents of $0.1 million and $0.2 million for the three months ended June 30, 2025 and 2024, respectively, and $0.3 million and $0.5 million for the six months ended June 30, 2025 and 2024, respectively, on its condensed consolidated statements of operations and comprehensive income (loss).

Cash and Cash Equivalents

The Company considers all highly liquid investments, with an original maturity of three months or less, to be cash equivalents. Cash equivalents include amounts held in money market funds in the amount of $31.3 million and $21.8 million as of December 31, 2024 and 2023, respectively.

The Company recorded interest income on its cash equivalents of $0.7 million for the year ended December 31, 2024 on its statements on operations. The Company recorded interest income of $1.3 million on its cash equivalents and previously outstanding short-term investments during the year ended December 31, 2023 on its statements of operations. The interest income recorded during the year ended December 31, 2023 is also inclusive of accretion of its discounts on its short-term investments, which fully matured during the year ended December 31, 2023.

Short-term Investments

Short-term Investments

The Company invests excess cash in short-term investments with high credit ratings. These securities consist primarily of U.S. Treasury Notes that are classified as “available-for-sale.” The Company classifies any investments as short-term if the maturity date is less than or equal to one year from the balance sheet date or as long-term if the maturity date is in excess of one year from the balance sheet date.

The Company’s short-term investments are carried at fair value, with the unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity (deficit). Realized gains and losses and declines in fair value due to credit-related factors are based on the specific identification method and would be included within the non-operating section of the condensed consolidated statements of operations and comprehensive income (loss), as needed. The Company recorded interest income on short-term investments, inclusive of accretion of its discounts on its short-term investments, of $0.3 million and $0.4 million during the three and six months ended June 30, 2025, respectively, which is classified as interest income in the condensed consolidated statements of operations and comprehensive income (loss). There was no interest income on short-term investments for the three and six months ended June 30, 2024.

At each balance sheet date, the Company assesses available-for-sale debt securities in an unrealized loss position to determine whether the unrealized loss or any potential credit losses should be recognized within the non-operating section of the condensed consolidated statement of operations and comprehensive income (loss). The Company evaluates whether it intends to sell, or it is more likely than not that it will be required to sell, the security before recovery of its amortized cost basis. The credit-related portion of unrealized losses, and any subsequent improvements, would be recorded in the condensed consolidated statement of operations and comprehensive income (loss) accordingly. The portion that is not credit-related is treated in accordance with other unrealized losses as a component of accumulated other comprehensive income (loss) in stockholders’ equity (deficit). There have been no impairment or credit losses recognized during any of the periods presented.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction of the proceeds from the offering, either as a reduction of the carrying value of the preferred stock or in stockholders’ equity (deficit) as a reduction of additional paid-in-capital generated as a result of the offering. The Company recorded deferred offering costs of $2.8 million as of December 31, 2024. With the addition of the Company’s deferred costs incurred during the six months ended June 30, 2025 prior to the Merger closing, a total of $4.1 million in deferred offering costs were reclassified as a reduction of additional paid-in-capital upon the close of the Merger.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction of the proceeds from the offering, either as a reduction of the carrying value of the preferred stock or in stockholders’ deficit as a reduction of additional paid-in-capital generated as a result of the offering. Should the planned equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations. The Company recorded deferred offering costs of $2.8 million and $0 as of December 31, 2024 and 2023, respectively.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Prior to the close of the Merger, as further described in Note 3, Merger Agreement, the Company calculated net loss per share using the two-class method required for participating securities. The Company’s redeemable convertible preferred stock was considered participating as the holders were entitled to receive dividends in preference and priority to the holders of common stock. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed. There was no allocation required under the two-class method during periods of loss prior to the close of the Merger since the participating securities did not have a contractual obligation to share in the losses of the Company. Upon close of the Merger in April 2025, the Company’s redeemable convertible preferred stock converted into shares of the Company’s common stock, and as such, there were no remaining participating securities as of June 30, 2025.

Basic net income (loss) per share attributable to common stockholders is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of shares of common shares outstanding for the period, excluding potentially dilutive common shares. Diluted net loss per share is computed by: (i) adjusting net income (loss) attributable to common stockholders to (a) reallocate undistributed earnings based on the potential impact of dilutive securities and (b) reverse any current period change in fair value of convertible debt securities and add back any related interest expense (in accordance with the if-converted method) and (ii) dividing the diluted net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, including potential dilutive shares of common stock.

In periods in which the Company reports a net loss available to common stockholders, diluted net loss per share available to common stockholders is generally the same as basic net loss per share available to common stockholders, since dilutive common shares are not assumed to have been issued as their effect is anti-dilutive.

For the three months ended June 30, 2025, the only period in which the Company had net income, diluted earnings per share was computed by dividing net income attributable to common stockholders, as adjusted by removing the $12.8 million gain on the fair value remeasurement of the Company’s Convertible Notes and adding back the $0.1 million of interest expense, by the weighted-average number of shares of common stock outstanding, adjusted to give effect to potentially dilutive instruments. Although the Company had a net loss for the six months ended June 30, 2025, similar adjustments were made for the six-month period since the adjustments made the net loss per share more dilutive.

Net Loss Per Share

The Company calculated basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. The Company’s redeemable convertible preferred stock is considered participating as the holders are entitled to receive dividends in preference and priority to the holders of common stock. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed. There is no allocation required under the two-class method during periods of loss since the participating securities do not have a contractual obligation to share in the losses of the Company.

Under the two class method, basic net loss per share attributable to common stockholders is computed by dividing net loss attributed to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by: (i) adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities and (ii) dividing the diluted net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, including potential dilutive shares of common stock. For purposes of this calculation, the Convertible Notes, redeemable convertible preferred stock and stock options to purchase common stock are considered potential dilutive shares of common stock. The potentially dilutive shares of common stock outstanding during the period are calculated using the (i) if-converted method for the Convertible Notes and redeemable convertible preferred stock and (ii) treasury stock method for the options to purchase common stock, except where the effect of including these securities would be anti-dilutive.

The Company has generated a net loss in all periods presented, and therefore the basic and diluted net loss per share attributable to common stockholders are the same as the inclusion of the potentially dilutive securities would be anti-dilutive.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from nonowner sources, including unrealized gains and losses on short-term investments held as available-for-sale. For the three months ended June 30, 2025, comprehensive income includes net income and a net unrealized loss on short-term investments and for the six months ended June 30, 2025, comprehensive loss includes net loss and a net unrealized loss on short-term investments. There was no difference between net loss and comprehensive loss for the three and six months ended June 30, 2024.

Recently Adopted Accounting Pronouncements And Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, or ASU 2023-07. ASU 2023-07 expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. The Company adopted the guidance in the fiscal year beginning January 1, 2024. There was no impact on the Company’s reportable segments identified and additional required disclosures have been included in Note 16, Segment Reporting.

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, or ASU 2023-09. ASU 2023-09 requires public business entities to disclose additional information in specified categories with respect to the reconciliation of the effective tax rate to the statutory rate (the rate reconciliation) for federal, state, and foreign income taxes. It also requires greater detail about individual reconciling items in the rate reconciliation to the extent the impact of those items exceeds a specified threshold (if the effect of those reconciling items is equal to or greater than 5% of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). In addition to new disclosures associated with the rate reconciliation, ASU 2023-09 requires information pertaining to taxes paid (net of refunds received) to be disaggregated for federal, state, and foreign taxes and further disaggregated for specific jurisdictions to the extent the related amounts exceed a quantitative threshold. The amendments are effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted. As of June 30, 2025, the Company has not yet adopted this new ASU, however the Company expects no impact to its operations, cash flows, financial condition, or any related disclosures, upon adoption for the year ended December 31, 2025.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, or ASU 2024-03. The amendments in ASU 2024-03 address investor requests for more detailed expense information and require additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included in the statement of operations. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the provisions of this guidance and the potential impact on its condensed consolidated financial statements and disclosures.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, or ASU 2023-07. ASU 2023-07 expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. The Company adopted the guidance in the fiscal year beginning January 1, 2024. There was no impact on the Company’s reportable segments identified and additional required disclosures have been included in Note 17, Segment Reporting.

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, or ASU 2023-09. ASU 2023-09 requires public business entities to disclose additional information in specified categories with respect to the reconciliation of the effective tax rate to the statutory rate (the rate reconciliation) for federal, state, and foreign income taxes. It also requires greater detail about individual reconciling items in the rate reconciliation to the extent the impact of those items exceeds a specified threshold (if the effect of those reconciling items is equal to or greater than 5% of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). In addition to new disclosures associated with the rate reconciliation, ASU 2023-09 requires information pertaining to taxes paid (net of refunds received) to be disaggregated for federal, state, and foreign taxes and further disaggregated for specific jurisdictions to the extent the related amounts exceed a quantitative threshold. The amendments are effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted. As of December 31, 2024, the Company has not yet adopted this new ASU however the Company expects no impact to its operations, cash flows, financial condition, or any related disclosures, upon adoption.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in ASU 2024-03 address investor requests for more detailed expense information and require additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included in the statement of operations. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the provisions of this guidance and the potential impact on its financial statements and disclosures.